PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the beginning and ending amount of total unrecognized tax benefits
Beginning of year	$ 2,800,823	$ 1,449,046
IRS Section 280E Positions Acquired		888,130
IRS Section 280E Positions	2,642,995	463,647
Balance at End of Year	5,443,818	2,800,823
Amount of potential benefits that if recognized would impact the effective tax rate on income from operations	$ 5,443,818	$ 2,800,823